Subsequent Event (Details) - USD ($)	3 Months Ended	12 Months Ended
	Apr. 09, 2019	Dec. 31, 2018	Dec. 31, 2017
Subsequent Event
Total consideration for shares repurchased		$ 2,499,167	$ 1,451,616
ADS
Subsequent Event
Number of shares repurchased	334,357
Subsequent event
Subsequent Event
Total consideration for shares repurchased	$ 3,200,000
Subsequent event | Class A
Subsequent Event
Number of shares repurchased	16,717,850